Supplemental Information	12 Months Ended
Dec. 31, 2018
Disclosure Of Supplemental Information [Abstract]
Supplemental Information

NOTE 25. SUPPLEMENTAL INFORMATION

Components of changes in non-cash working capital balances are as follows:

	2018	2017
Accounts receivable	$(32,709)	$(41,309)
Inventory	(7,504)	(3,902)
Accounts payable and accrued liabilities	23,225	(30,158)
	$(16,988)	$(75,369)
Pertaining to:
Operations	$(17,880)	$(67,380)
Investments	$892	$(7,989)

The components of accounts receivable are as follows:

	2018	2017
Trade	$264,589	$178,433
Accrued trade	47,426	91,708
Prepaids and other	60,321	52,444
	$372,336	$322,585

The components of accounts payable and accrued liabilities are as follows:

	2018	2017
Accounts payable	$129,493	$87,436
Accrued liabilities:
Payroll	73,682	58,550
Other	71,314	63,639
	$274,489	$209,625

Precision presents expenses in the consolidated statements of earnings by function with the exception of depreciation and amortization and impairment of property, plant and equipment, which are presented by nature. Operating expense and general and administrative expense would include $358.4 million and $7.2 million (2017 – $364.2 million and $13.5 million), respectively, of depreciation and amortization and impairment of property, plant and equipment if the statements of earnings were presented purely by function. The following table presents operating and general and administrative expenses by nature:

	2018	2017
Wages, salaries and benefits	$728,101	$580,482
Purchased materials, supplies and services	422,359	433,827
Share based compensation	15,598	1,934
	$1,166,058	$1,016,243
Allocated to:
Operating expense	$1,067,871	$926,171
General and administrative	112,387	90,072
Other recoveries	(14,200)	—
	$1,166,058	$1,016,243